Trade and Other Receivables, Net - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Allowance For Credit Losses [Abstract]
Opening Balance	$ 2,275	$ 2,253
Additions		12
Closing Balance	$ 2,275	$ 2,265